Related party transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Straits Energy Resources Berhad [Member]
Related Party Transaction [Line Items]
Due from related party	$ 11,911,593	$ 846,906
Interest-bearing rate	8.25%	8.25%
Maximum potential liability under guarantees	$ 6,498,599
Related Party [Member]
Related Party Transaction [Line Items]
Due from related party	11,592,567	$ 3,801,459
Interest income	$ 375,365	$ 32,089